Consolidated Balance Sheets - 10-K - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 113	$ 240		$ 61
Accounts receivable, net	130	156		102
Contract assets	823	743		672
Inventories	231	205		247
Related party note receivable	0	0		115
Prepaid expenses	18	23		33
Other current assets	25	22		33
Total current assets	1,517	1,389		1,263
Noncurrent assets:
Property, plant and equipment, net	367	364		355
Intangible assets, net	50	52		60
Goodwill	954	1,071		1,057	$ 1,057
Deferred tax assets	48	56		87
Other noncurrent assets	97	137		134
Total noncurrent assets	1,516	1,680		1,693
Total assets	3,033	3,069		2,956
Current liabilities:
Short-term borrowings and current portion of long-term debt	186	41		53
Accounts payable	248	479		478
Contract liabilities	172	174		177
Other current liabilities	275	295		267
Total current liabilities	923	989		975
Noncurrent liabilities:
Long-term debt	354	352		374
Pension and other postretirement benefit plan liabilities	56	61		88
Other noncurrent liabilities	65	74		92
Total noncurrent liabilities	475	487		554
Shareholder's equity:
Preferred stock, $0.01 par value: 10,000,000 shares authorized; none issued	0	0		0
Common stock, $0.01 par value: 300,000,000 shares authorized; 145,000,000 shares issued and outstanding	1	1		1
Additional paid-in capital	4,633	4,633		4,633
Accumulated deficit	(2,947)	(2,983)		(3,137)
Accumulated other comprehensive loss	(52)	(58)		(70)
Total shareholder's equity	1,635	1,593	$ 1,455	1,427	$ 1,019	$ 956
Total liabilities and shareholder's equity	$ 3,033	$ 3,069		$ 2,956